Stockholders' Equity (Deficit) - (Details Narrative) - USD ($)			12 Months Ended
	Dec. 31, 2020	Sep. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Net proceeds from issuance of common stock			$ 10,789,000
Options, intrinsic value for outstanding	$ 89,200		89,200
Options, intrinsic value for exercisable	89,200		89,200
RSU Plan [Member]
Share based compensation			43,800
Stock based compensation unrecognised	115,500		115,500
Warrants [Member]
Warrants to purchase aggregate shares of common stock				88,335
Exercises price per share				$ 7.50
Term of warrants				5 years
Fair value of warrants				$ 167,400
Options and warrants vesting period				1 year
Consultant [Member]
Warrants to purchase aggregate shares of common stock				22,524
Exercises price per share				$ 0.40
Term of warrants				10 years
Fair value of warrants				$ 1,600
Options [Member]
Share based compensation			71,900	5,500
Stock based compensation unrecognised	264,600		264,600
Options, intrinsic value for outstanding	973,800		973,800	0
Options, intrinsic value for exercisable	$ 706,200		$ 706,200	$ 0
Options [Member] | Board of Directors and Employee [Member]
Stock issued during period shares			213,784	106,762
Share issued price per share				$ 0.40
Options and warrants vesting period				3 years
Stock options, term				10 years
Aggregated fair value of stock options				$ 9,000
Options [Member] | Board of Directors and Employee [Member] | Minimum [Member]
Share issued price per share	$ 2.22		$ 2.22
Term of warrants	5 years		5 years
Options and warrants vesting period			1 year
Aggregated fair value of stock options			$ 343,700
Options [Member] | Board of Directors and Employee [Member] | Maximum [Member]
Share issued price per share	$ 6.50		$ 6.50
Term of warrants	10 years		10 years
Options and warrants vesting period			2 years
Initial Public Offering [Member]
Stock issued during period shares		2,031,705
Share issued price per share		$ 6.00
Number of common stock share sold		265,005
Gross proceeds from issuance common stock		$ 12,190,200
Net proceeds from issuance of common stock		$ 10,789,000
Warrants to purchase aggregate shares of common stock	88,335		88,335
Exercises price per share	$ 7.50		$ 7.50
Term of warrants	4 years		4 years
Fair value of warrants	$ 167,400		$ 167,400
Initial Public Offering [Member] | Olympic Views, LLC [Member]
Share issued price per share	$ 6.00		$ 6.00
Shares issued on conversion of debt	82,826
Value of shares issued on conversion of debt	$ 442,000
Accrued interest	$ 55,000		$ 55,000